Income Taxes (Details) - Schedule of effective tax rate - US [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal
Current
Deferred	738,851
Federal Total	738,851
State
Current	684,774
Deferred	(276,479)
State Total	408,295
Total	$ 1,147,146